SEI INVESTMENTS

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated July 31, 2001, as amended December 15, 2001, includes detailed information about SEI Asset Allocation Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Funds' holdings and contain information from the Funds' managers about fund strategies and market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR
MORE INFORMATION:

By Telephone:   Call 1-8OO-DIAL-SEI

By Mail:        Write to the Funds at:
                1 Freedom Valley Drive
                Oaks, PA 19456

By Internet:    http://www.seic.com

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the SEI Asset Allocation Trust, from the EDGAR database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The SEI Asset Allocation Trust's Investment Company Act registration number is 811-7445.

SEI-F-115 (3/02)

SEI INVESTMENTS

ASSET ALLOCATION FUNDS

Diversified Conservative Income Fund
Diversified Conservative Fund
Diversified Global Moderate Growth Fund
Diversified Moderate Growth Fund
Diversified Global Growth Fund
Diversified Global Stock Fund
Diversified U.S. Stock Fund
Class I
Prospectus as of
March 15, 2002

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

SEI INVESTMENTS / PROSPECTUS                                       I

SEI ASSET ALLOCATION TRUST
------------------------------------------------------------------------------

ABOUT THIS PROSPECTUS

SEI Asset Allocation Trust is a mutual fund family that offers shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies and are designed primarily for institutional investors and financial institutions and their clients. This prospectus gives you important information about the Class I Shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about each Fund, please see:


Diversified Conservative Income Fund                                   2
------------------------------------------------------------------------
Diversified Conservative Fund                                          5
------------------------------------------------------------------------
Diversified Global Moderate Growth Fund                                9
------------------------------------------------------------------------
Diversified Moderate Growth Fund                                      13
------------------------------------------------------------------------
Diversified Global Growth Fund                                        17
------------------------------------------------------------------------
Diversified Global Stock Fund                                         21
------------------------------------------------------------------------
Diversified U.S. Stock Fund                                           25
------------------------------------------------------------------------
More Information About Fund Investments                               28
------------------------------------------------------------------------
Information About the Underlying SEI Funds                            28
------------------------------------------------------------------------
Investment Adviser                                                    32
------------------------------------------------------------------------
Purchasing, Selling and Exchanging Fund Shares                        33
------------------------------------------------------------------------
Dividends, Distributions and Taxes                                    35
------------------------------------------------------------------------
Financial Highlights                                                  36
------------------------------------------------------------------------
How To Obtain More Information About SEI Asset Allocation
Trust                                                         Back Cover
------------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       1

GLOBAL ASSET ALLOCATION

Each Fund has its own distinct risk and reward characteristics, investment objectives, policies, and strategies. In addition to managing the Funds, SEI Investments Management Corporation (SIMC) constructs and maintains global asset allocation strategies for certain clients, and the Funds are designed in part to implement those strategies by investing in certain mutual funds (Underlying SEI Funds), most of which are managed by SIMC. The degree to which an investor's Fund is invested in the particular market segments and/or asset classes represented by the Underlying SEI Funds varies, as does the investment risk/return potential represented by each Fund. Some Funds may have extremely volatile returns. Because of the historical lack of correlation among various asset classes, an investment in a portfolio of Funds representing a range of asset classes as part of an asset allocation strategy may reduce the strategy's overall level of volatility. As a result, a global asset allocation strategy may reduce risk.

In managing the Funds, SIMC focuses on four key principles: asset allocation, portfolio structure, the use of specialist managers, and continuous portfolio management. Asset allocation across appropriate asset classes (I.E., the Underlying SEI Funds) is the central theme of SIMC's investment philosophy. SIMC seeks to reduce risk further by creating a portfolio that is diversified within each asset class. SIMC then oversees a network of specialist managers who invest the assets of the Underlying SEI Funds in distinct segments of the market or class represented by each Underlying SEI Fund. These specialist managers adhere to distinct investment disciplines, with the goal of providing greater consistency and predictability of results, as well as broader diversification across and within asset classes. Finally, SIMC regularly rebalances to ensure that the appropriate mix of assets is constantly in place, and constantly monitors and evaluates specialist managers for the Underlying SEI Funds to ensure that they do not deviate from their stated investment philosophy or process.

RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of SIMC and one or more specialist Sub-Advisers who manage the Fund's assets in a way that they believe will help each Fund achieve its goal. In order to achieve its investment objective, SIMC allocates each Fund's assets among certain Underlying SEI Funds. These Underlying SEI Funds are separately-managed series of the following investment companies: SEI Institutional Managed Trust (SIMT), SEI Institutional International Trust (SIT), and SEI Liquid Asset Trust (SLAT). Each Underlying SEI Fund invests primarily in domestic or foreign equity securities, fixed-income securities or money market instruments. The assets of each Fund are allocated among Underlying SEI Funds in accordance with its investment objective. These Underlying SEI Funds, in turn, invest directly in securities in accordance with their own varying investment objectives and policies. SIMC may change the allocations to the particular asset classes represented by the Underlying SEI Funds when it deems it appropriate.

Still, investing in the Funds involves risk, and there is no guarantee that a Fund will achieve its goal. SIMC's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job SIMC and the specialist Sub-Advisers do, you could lose money on your investment in the Funds, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.

The value of your investment in a Fund is based on the market prices of the securities that the Underlying SEI Funds hold. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities an Underlying SEI Fund owns and the markets in which they trade. The estimated level of volatility for each Fund is set forth in the Fund Summaries that follow. The effect on an Underlying SEI Fund of a change in the value of a single security will depend on how widely the Underlying SEI Fund diversifies its holdings.

2                                       SEI INVESTMENTS / PROSPECTUS

DIVERSIFIED CONSERVATIVE INCOME FUND
------------------------------------------------------------------------------

FUND SUMMARY

  INVESTMENT GOAL:           Current income and capital appreciation

  SHARE PRICE VOLATILITY:    Low to medium

  PRINCIPAL INVESTMENT       Investing in a combination of Underlying
    STRATEGY:                SEI Funds that invest in investment
                             grade U.S. fixed income securities and,
                             to a lesser extent, in U.S. common
                             stocks

--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Diversified Conservative Income Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Each of the Underlying SEI Funds is managed by one or more specialist Sub-Advisers under the supervision of SIMC.

At least 50% of the Fund's assets will be invested in an Underlying SEI Fund that invests in investment grade U.S. fixed income securities, including mortgage-backed securities. The Fund will also invest in Underlying SEI Funds that invest in U.S. common stocks. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                                INVESTMENT RANGE
FUND/ASSET CLASS                               (PERCENTAGE OF THE FUND'S ASSETS)
--------------------------------------------------------------------------------

EQUITY                                                                    10-50%
    SIMT Large Cap Growth
    SIMT Large Cap Value
    SIMT Small Cap Growth
    SIMT Small Cap Value

FIXED INCOME                                                              50-65%
    SIMT Core Fixed Income

MONEY MARKET                                                               0-30%
    SLAT Prime Obligation

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them. The prices of the Underlying SEI Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Underlying SEI Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively

SEI INVESTMENTS / PROSPECTUS                                       3

affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully. For example, weighting Underlying SEI Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying SEI Funds that invest in fixed income securities during a period of stock market appreciation may result in lower total return. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Since Class I Shares are invested in the same portfolio of securities, returns for Class I Shares will be substantially similar to those of the Class A Shares, shown here, and will differ only to the extent that Class A Shares have lower expenses. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for four years. The performance information shown is based on full calendar years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1997  13.85%
1998  11.33%
1999   4.88%
2000   6.01%

BEST QUARTER: 6.55% (6/30/97)

WORST QUARTER: -1.24% (9/30/98)

* The Fund's Class A total return from January 1, 2001, to June 30, 2001, was 0.72%.

This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2000, to those of the Lehman Aggregate Bond Index.

                                                      SINCE
                                                  INCEPTION
CLASS A SHARES                            1 YEAR  (6/13/96)
-----------------------------------------------------------
Diversified Conservative Income Fund       6.01%     9.35%
-----------------------------------------------------------
Lehman Aggregate Bond Index*              11.63%     7.49%**
-----------------------------------------------------------

* An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Aggregate Bond Index is a widely-recognized market value-weighted (higher market value stocks have more influence than lower market value stocks) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least 1 year.

** The inception date for the Index is June 30, 1996.

4                                       SEI INVESTMENTS / PROSPECTUS

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS I SHARES
------------------------------------------------------------------
Investment Advisory Fees                                     0.10%
------------------------------------------------------------------
Distribution (12b-1) Fees                                     None
------------------------------------------------------------------
Other Expenses                                               0.55%*
------------------------------------------------------------------
------------------------------------------------------------------
  Total Annual Fund Operating Expenses                       0.65%**
------------------------------------------------------------------

* Other expenses are based on estimated amounts for the current fiscal year.

** The Fund's total actual annual fund operating expenses for the most recent fiscal year are expected to be less than the amount shown above because the Adviser, Administrator, and/or Distributor are each waiving a portion of the fees in order to keep total operating expenses at a specified level. The Adviser, Administrator, and/or Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:

Diversified Conservative Income Fund -- Class I
  Shares                                            0.37%
---------------------------------------------------------

For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

The expenses set forth above do not reflect the costs of the Underlying SEI Funds borne by the Fund. As of December 31, 2000, the Fund's indirect expenses based on its investments in Underlying SEI Funds were 0.64%. These expenses are described in more detail in "Information about the Underlying SEI Funds."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, that Fund expenses remain the same, and that you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs (excluding the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
Diversified Conservative
  Income Fund -- Class I
  Shares                        $   66  $   208  $   362  $    810
------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       5

DIVERSIFIED CONSERVATIVE FUND
------------------------------------------------------------------------------

FUND SUMMARY

  INVESTMENT GOAL:           Current income and capital appreciation

  SHARE PRICE VOLATILITY:    Medium

  PRINCIPAL INVESTMENT       Investing in a combination of Underlying
    STRATEGY:                SEI Funds that invest in investment
                             grade U.S. and foreign fixed income
                             securities and, to a lesser extent, in
                             common stocks

--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Diversified Conservative Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Each of the Underlying SEI Funds is managed by one or more specialist Sub-Advisers under the supervision of SIMC.

At least 50% of the Fund's assets will be invested in Underlying SEI Funds that invest in investment grade U.S. and foreign fixed income securities, including asset- and mortgage-backed securities. The Fund will also invest in Underlying SEI Funds that invest in U.S. and foreign common stocks. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                                INVESTMENT RANGE
FUND/ASSET CLASS                               (PERCENTAGE OF THE FUND'S ASSETS)
--------------------------------------------------------------------------------

EQUITY                                                                    15-50%
    SIMT Large Cap Growth
    SIMT Large Cap Value
    SIMT Small Cap Growth
    SIMT Small Cap Value
    SIT International Equity

FIXED INCOME                                                              50-80%
    SIMT Core Fixed Income
    SIT International Fixed Income

MONEY MARKET                                                               0-30%
    SLAT Prime Obligation

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them. The prices of an Underlying SEI Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, an Underlying SEI Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

6                                       SEI INVESTMENTS / PROSPECTUS

Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in Underlying SEI Funds that invest in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

The Fund is also subject to the risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully. For example, weighting Underlying SEI Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying SEI Funds that invest in fixed income securities during a period of stock market appreciation may result in lower total return. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

SEI INVESTMENTS / PROSPECTUS                                       7

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Since Class I Shares are invested in the same portfolio of securities, returns for Class I Shares will be substantially similar to those of the Class A Shares, shown here, and will differ only to the extent that Class A Shares have lower expenses. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for four years. The performance information shown is based on full calendar years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1997  13.67%
1998  15.62%
1999   7.43%
2000   0.76%

BEST QUARTER: 9.74% (12/31/98)

WORST QUARTER: -2.70% (9/30/98)

* The Fund's Class A total return from January 1, 2001, to June 30, 2001, was -3.12%.

This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2000, to those of the Lehman Aggregate Bond Index and Wilshire 5000 Index.

                                                       SINCE
                                                   INCEPTION
CLASS A SHARES                             1 YEAR  (6/26/96)
------------------------------------------------------------
Diversified Conservative Fund               0.76%     9.99%
------------------------------------------------------------
Lehman Aggregate Bond Index*               11.63%     7.49%**
------------------------------------------------------------
Wilshire 5000 Index*                      -10.87%    16.15%**
------------------------------------------------------------

* An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Aggregate Bond Index is a widely-recognized market value-weighted (higher market value stocks have more influence than lower market value stocks) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least 1 year. The Wilshire 5000 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of equity securities issued by all companies with headquarters located in the U.S. and with readily available price data. Approximately 7,000 securities are included in the index.

** The inception date for each Index is June 30, 1996.

8                                       SEI INVESTMENTS / PROSPECTUS

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS I SHARES
------------------------------------------------------------------
Investment Advisory Fees                                     0.10%
------------------------------------------------------------------
Distribution (12b-1) Fees                                     None
------------------------------------------------------------------
Other Expenses                                               0.56%*
------------------------------------------------------------------
------------------------------------------------------------------
  Total Annual Fund Operating Expenses                       0.66%**
------------------------------------------------------------------

* Other expenses are based on estimated amounts for the current fiscal year.

** The Fund's total actual annual fund operating expenses for the most recent fiscal year are expected to be less than the amount shown above because the Adviser, Administrator, and/or Distributor are each waiving a portion of the fees in order to keep total operating expenses at a specified level. The Adviser, Administrator, and/or Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:

Diversified Conservative Fund -- Class I Shares     0.37%
---------------------------------------------------------

For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

The expenses set forth above do not reflect the costs of the Underlying SEI Funds borne by the Fund. As of December 31, 2000, the Fund's indirect expenses based on its investments in Underlying SEI Funds were 0.85%. These expenses are described in more detail in "Information about the Underlying SEI Funds."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, that Fund expenses remain the same, and that you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs (excluding the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
Diversified Conservative Fund
  -- Class I Shares             $   67  $   211  $   368  $    822
------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       9

DIVERSIFIED GLOBAL MODERATE GROWTH FUND
------------------------------------------------------------------------------

FUND SUMMARY

  INVESTMENT GOAL:           Long-term capital appreciation and
                             current income

  SHARE PRICE VOLATILITY:    Medium

  PRINCIPAL INVESTMENT       Investing in a combination of Underlying
    STRATEGY:                SEI Funds that invest in U.S. and
                             foreign common stocks and investment
                             grade fixed income securities

--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Diversified Global Moderate Growth Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Each of the Underlying SEI Funds is managed by one or more specialist Sub-Advisers under the supervision of SIMC.

At least 30% of the Fund's assets will be invested in Underlying SEI Funds that invest in U.S. and foreign common stocks and other equity securities, including securities of emerging market issuers. The Fund will also invest at least 25% of its assets in Underlying SEI Funds that invest in investment grade U.S. and foreign fixed income securities, including mortgage-backed securities and emerging market debt securities. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                                INVESTMENT RANGE
FUND/ASSET CLASS                               (PERCENTAGE OF THE FUND'S ASSETS)
--------------------------------------------------------------------------------

EQUITY                                                                    30-75%
    SIMT Large Cap Growth
    SIMT Large Cap Value
    SIMT Small Cap Growth
    SIMT Small Cap Value
    SIT International Equity
    SIT Emerging Markets Equity

FIXED INCOME                                                              25-70%
    SIMT Core Fixed Income
    SIMT High Yield Bond
    SIT International Fixed Income
    SIT Emerging Markets Debt

MONEY MARKET                                                               0-30%
    SLAT Prime Obligation

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them. Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund's securities may fluctuate drastically from day to day. Individual

10                                       SEI INVESTMENTS / PROSPECTUS

companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in Underlying SEI Funds that invest in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Underlying SEI Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The prices of an Underlying SEI Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, an Underlying SEI Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully. For example, weighting Underlying SEI Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying SEI Funds that invest in fixed income securities during a period of stock market appreciation may result in lower total return. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

SEI INVESTMENTS / PROSPECTUS                                       11

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Since Class I Shares are invested in the same portfolio of securities, returns for Class I Shares will be substantially similar to those of the Class A Shares, shown here, and will differ only to the extent that Class A Shares have lower expenses. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for four years. The performance information shown is based on full calendar years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1997  16.18%
1998  11.22%
1999  16.90%
2000  -5.02%

BEST QUARTER: 13.45% (12/31/98)

WORST QUARTER: -9.37% (9/30/98)

* The Fund's Class A total return from January 1, 2001, to June 30, 2001, was -4.51%.

This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2000, to those of the Lehman Aggregate Bond Index and Wilshire 5000 Index.

                                                        SINCE
                                                    INCEPTION
CLASS A SHARES                             1 YEAR  (12/13/96)
-------------------------------------------------------------
Diversified Global Moderate Growth Fund    -5.02%      9.78%
-------------------------------------------------------------
Lehman Aggregate Bond Index*               11.63%      7.18%**
-------------------------------------------------------------
Wilshire 5000 Index*                      -10.87%     15.58%**
-------------------------------------------------------------

* An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Aggregate Bond Index is a widely-recognized market value-weighted (higher market value stocks have more influence than lower market value stocks) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least 1 year. The Wilshire 5000 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of equity securities issued by all companies with headquarters located in the U.S. and with readily available price data. Approximately 7,000 securities are included in the index.

** The inception date for each Index is December 31, 1996.

12                                       SEI INVESTMENTS / PROSPECTUS

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS I SHARES
------------------------------------------------------------------
Investment Advisory Fees                                     0.10%
------------------------------------------------------------------
Distribution (12b-1) Fees                                     None
------------------------------------------------------------------
Other Expenses                                               0.51%*
------------------------------------------------------------------
------------------------------------------------------------------
  Total Annual Fund Operating Expenses                       0.61%**
------------------------------------------------------------------

* Other expenses are based on estimated amounts for the current fiscal year.

** The Fund's total actual annual fund operating expenses for the most recent fiscal year are expected to be less than the amount shown above because the Adviser, Administrator, and/or Distributor are each waiving a portion of the fees in order to keep total operating expenses at a specified level. The Adviser, Administrator, and/or Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:

Diversified Global Moderate Growth Fund -- Class I
  Shares                                            0.37%
---------------------------------------------------------

For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

The expenses set forth above do not reflect the costs of the Underlying SEI Funds borne by the Fund. As of December 31, 2000, the Fund's indirect expenses based on its investments in Underlying SEI Funds were 0.96%. These expenses are described in more detail in "Information about the Underlying SEI Funds."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, that Fund expenses remain the same, and that you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs (excluding the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
Diversified Global Moderate
  Growth Fund -- Class I
  Shares                        $   62  $   195  $   340  $    762
------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       13

DIVERSIFIED MODERATE GROWTH FUND
------------------------------------------------------------------------------

FUND SUMMARY

  INVESTMENT GOAL:           Long-term capital appreciation and
                             current income

  SHARE PRICE VOLATILITY:    Medium

  PRINCIPAL INVESTMENT       Investing in a combination of Underlying
    STRATEGY:                SEI Funds that invest in U.S. and
                             foreign common stocks and investment
                             grade fixed income securities

--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Diversified Moderate Growth Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Each of the Underlying SEI Funds is managed by one or more specialist Sub-Advisers under the supervision of SIMC.

At least 30% of the Fund's assets will be invested in Underlying SEI Funds that invest in U.S. and foreign common stocks and other equity securities. The Fund will also invest at least 30% of its assets in Underlying SEI Funds that invest in investment grade U.S. and foreign fixed income securities, including mortgage-backed securities. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                                INVESTMENT RANGE
FUND/ASSET CLASS                               (PERCENTAGE OF THE FUND'S ASSETS)
--------------------------------------------------------------------------------

EQUITY                                                                    30-70%
    SIMT Large Cap Growth
    SIMT Large Cap Value
    SIMT Small Cap Growth
    SIMT Small Cap Value
    SIT International Equity

FIXED INCOME                                                              30-60%
    SIMT Core Fixed Income
    SIT International Fixed Income

MONEY MARKET                                                               0-30%
    SLAT Prime Obligation

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them. Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

14                                       SEI INVESTMENTS / PROSPECTUS

Investing in Underlying SEI Funds that invest in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

The prices of an Underlying SEI Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, an Underlying SEI Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully. For example, weighting Underlying SEI Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying SEI Funds that invest in fixed income securities during a period of stock market appreciation may result in lower total return. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

SEI INVESTMENTS / PROSPECTUS                                       15

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Since Class I Shares are invested in the same portfolio of securities, returns for Class I Shares will be substantially similar to those of the Class A Shares, shown here, and will differ only to the extent that Class A Shares have lower expenses. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for four years. The performance information shown is based on full calendar years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1997  17.48%
1998  17.14%
1999  12.71%
2000  -3.16%

BEST QUARTER: 13.39% (12/31/98)

WORST QUARTER: -6.58% (9/30/98)

* The Fund's Class A total return from January 1, 2001, to June 30, 2001, was -5.15%.

This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2000, to those of the Lehman Aggregate Bond Index and Wilshire 5000 Index.

                                                       SINCE
                                                   INCEPTION
CLASS A SHARES                             1 YEAR  (6/10/96)
------------------------------------------------------------
Diversified Moderate Growth Fund           -3.16%    11.26%
------------------------------------------------------------
Lehman Aggregate Bond Index*               11.63%     7.49%**
------------------------------------------------------------
Wilshire 5000 Index*                      -10.87%    16.15%**
------------------------------------------------------------

* An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Aggregate Bond Index is a widely-recognized market value-weighted (higher market value stocks have more influence than lower market value stocks) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least 1 year. The Wilshire 5000 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of equity securities issued by all companies with headquarters located in the U.S. and with readily available price data. Approximately 7,000 securities are included in the index.

** The inception date for the Index is June 30, 1996.

16                                       SEI INVESTMENTS / PROSPECTUS

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS I SHARES
------------------------------------------------------------------
Investment Advisory Fees                                     0.10%
------------------------------------------------------------------
Distribution (12b-1) Fees                                     None
------------------------------------------------------------------
Other Expenses                                               0.53%*
------------------------------------------------------------------
------------------------------------------------------------------
  Total Annual Fund Operating Expenses                       0.63%**
------------------------------------------------------------------

* Other expenses are based on estimated amounts for the current fiscal year.

** The Fund's total actual annual fund operating expenses for the most recent fiscal year are expected to be less than the amount shown above because the Adviser, Administrator, and/or Distributor are each waiving a portion of the fees in order to keep total operating expenses at a specified level. The Adviser, Administrator, and/or Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:

Diversified Moderate Growth Fund -- Class I Shares  0.37%
---------------------------------------------------------

For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

The expenses set forth above do not reflect the costs of the Underlying SEI Funds borne by the Fund. As of December 31, 2000, the Fund's indirect expenses based on its investments in Underlying SEI Funds were 0.89%. These expenses are described in more detail in "Information about the Underlying SEI Funds."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, that Fund expenses remain the same, and that you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs (excluding the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
Diversified Moderate Growth
  Fund -- Class I Shares        $   64  $   202  $   351  $    786
------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       17

DIVERSIFIED GLOBAL GROWTH FUND
------------------------------------------------------------------------------

FUND SUMMARY

  INVESTMENT GOAL:           Long-term capital appreciation

  SHARE PRICE VOLATILITY:    Medium to high

  PRINCIPAL INVESTMENT       Investing in a combination of Underlying
    STRATEGY:                SEI Funds that invest in U.S. and
                             foreign common stocks and fixed income
                             securities

--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Diversified Global Growth Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Each of the Underlying SEI Funds is managed by one or more specialist Sub-Advisers under the supervision of SIMC.

At least 45% of the Fund's assets will be invested in Underlying SEI Funds that invest in U.S. and foreign common stocks and other equity securities, including securities of emerging market issuers. The Fund will also invest at least 5% of its assets in Underlying SEI Funds that invest in U.S. and foreign fixed income securities, including mortgage-backed securities and emerging market debt securities. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                                INVESTMENT RANGE
FUND/ASSET CLASS                               (PERCENTAGE OF THE FUND'S ASSETS)
--------------------------------------------------------------------------------

EQUITY                                                                    45-95%
    SIMT Large Cap Growth
    SIMT Large Cap Value
    SIMT Small Cap Growth
    SIMT Small Cap Value
    SIT International Equity
    SIT Emerging Markets Equity

FIXED INCOME                                                               5-50%
    SIMT Core Fixed Income
    SIMT High Yield Bond
    SIT International Fixed Income
    SIT Emerging Markets Debt

MONEY MARKET                                                               0-30%
    SLAT Prime Obligation

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them. Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund's securities may fluctuate drastically from day to day. Individual

18                                       SEI INVESTMENTS / PROSPECTUS

companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in Underlying SEI Funds that invest in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Underlying SEI Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The prices of an Underlying SEI Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, an Underlying SEI Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully. For example, weighting Underlying SEI Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying SEI Funds that invest in fixed income securities during a period of stock market appreciation may result in lower total return. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

SEI INVESTMENTS / PROSPECTUS                                       19

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Since Class I Shares are invested in the same portfolio of securities, returns for Class I Shares will be substantially similar to those of the Class A Shares, shown here, and will differ only to the extent that Class A Shares have lower expenses. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for four years. The performance information shown is based on full calendar years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1997  18.17%
1998  12.73%
1999  22.72%
2000  -8.82%

BEST QUARTER: 17.17% (12/31/98)

WORST QUARTER: -12.38% (9/30/98)

* The Fund's Class A total return from January 1, 2001, to June 30, 2001, was -6.45%.

This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2000, to those of the Lehman Aggregate Bond Index, Morgan Stanley MSCI EAFE Index and Wilshire 5000 Index.

                                                       SINCE
                                                   INCEPTION
CLASS A SHARES                             1 YEAR  (6/13/96)
------------------------------------------------------------
Diversified Global Growth Fund             -8.82%    11.01%
------------------------------------------------------------
Lehman Aggregate Bond Index*               11.63%     7.49%**
------------------------------------------------------------
Morgan Stanley MSCI EAFE Index*           -14.17%     6.91%**
------------------------------------------------------------
Wilshire 5000 Index*                      -10.87%    16.15%**
------------------------------------------------------------

* An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Aggregate Bond Index is a widely-recognized market value-weighted (higher market value stocks have more influence than lower market value stocks) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least 1 year. The Morgan Stanley MSCI EAFE Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australia, New Zealand and the Far East. The Wilshire 5000 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of equity securities issued by all companies with headquarters located in the U.S. and with readily available price data. Approximately 7,000 securities are included in the index.

** The inception date for each Index is June 30, 1996.

20                                       SEI INVESTMENTS / PROSPECTUS

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS I SHARES
------------------------------------------------------------------
Investment Advisory Fees                                     0.10%
------------------------------------------------------------------
Distribution (12b-1) Fees                                     None
------------------------------------------------------------------
Other Expenses                                               0.53%*
------------------------------------------------------------------
------------------------------------------------------------------
  Total Annual Fund Operating Expenses                       0.63%**
------------------------------------------------------------------

* Other expenses are based on estimated amounts for the current fiscal year.

** The Fund's total actual annual fund operating expenses for the most recent fiscal year are expected to be less than the amount shown above because the Adviser, Administrator, and/or Distributor are each waiving a portion of the fees in order to keep total operating expenses at a specified level. The Adviser, Administrator, and/or Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:

Diversified Global Growth Fund -- Class I Shares    0.37%
---------------------------------------------------------

For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

The expenses set forth above do not reflect the costs of the Underlying SEI Funds borne by the Fund. As of December 31, 2000, the Fund's indirect expenses based on its investments in Underlying SEI Funds were 1.01%. These expenses are described in more detail in "Information about the Underlying SEI Funds."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, that Fund expenses remain the same, and that you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs (excluding the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
Diversified Global Growth Fund
  -- Class I Shares             $   64  $   202  $   351  $    786
------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       21

DIVERSIFIED GLOBAL STOCK FUND
------------------------------------------------------------------------------

FUND SUMMARY

  INVESTMENT GOAL:           Long-term capital appreciation

  SHARE PRICE VOLATILITY:    High

  PRINCIPAL INVESTMENT       Investing in a combination of Underlying
    STRATEGY:                SEI Funds that invest in U.S. and
                             foreign common stocks and other equity
                             securities

--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Diversified Global Stock Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Each of the Underlying SEI Funds is managed by one or more specialist Sub-Advisers under the supervision of SIMC.

At least 80% of the Fund's assets will be invested in Underlying SEI Funds that invest in U.S. and foreign common stocks and other equity securities, including securities of emerging market issuers. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                                INVESTMENT RANGE
FUND/ASSET CLASS                               (PERCENTAGE OF THE FUND'S ASSETS)
--------------------------------------------------------------------------------

EQUITY                                                                   80-100%
    SIMT Large Cap Growth
    SIMT Large Cap Value
    SIMT Small Cap Growth
    SIMT Small Cap Value
    SIT International Equity
    SIT Emerging Markets Equity

MONEY MARKET                                                               0-20%
    SLAT Prime Obligation

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them. Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in Underlying SEI Funds that invest in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect

22                                       SEI INVESTMENTS / PROSPECTUS

(positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Underlying SEI Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The Fund is also subject to the risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully. For example, weighting Underlying SEI Funds that invest in small capitalization or foreign stocks too heavily during certain periods of time might result in higher volatility. Conversely, investing too heavily in Underlying SEI Funds that invest in large capitalization stocks during a period of market appreciation for smaller companies may result in lower total return. Similarly, investing in foreign stocks rather than U.S. stocks may cause the Fund to miss opportunities in the U.S. markets. Alternatively, investing in foreign stocks may subject the Fund to risks not present in the U.S. markets. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

SEI INVESTMENTS / PROSPECTUS                                       23

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Since Class I Shares are invested in the same portfolio of securities, returns for Class I Shares will be substantially similar to those of the Class A Shares, shown here, and will differ only to the extent that Class A Shares have lower expenses. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for four years. The performance information shown is based on full calendar years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1997   20.28%
1998   13.65%
1999   28.38%
2000  -12.46%

BEST QUARTER: 20.91% (12/31/98)

WORST QUARTER: -15.52% (9/30/98)

* The Fund's Class A total return from January 1, 2001, to June 30, 2001, was -8.52%.

This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2000, to those of the Morgan Stanley MSCI EAFE Index and Wilshire 5000 Index.

                                                       SINCE
                                                   INCEPTION
CLASS A SHARES                             1 YEAR  (12/9/96)
------------------------------------------------------------
Diversified Global Stock Fund             -12.46%    11.18%
------------------------------------------------------------
Morgan Stanley MSCI EAFE Index*           -14.17%     7.41%**
------------------------------------------------------------
Wilshire 5000 Index*                      -10.87%    15.58%**
------------------------------------------------------------

* An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Morgan Stanley MSCI EAFE Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australia, New Zealand and the Far East. The Wilshire 5000 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of equity securities issued by all companies with headquarters located in the U.S. and with readily available price data. Approximately 7,000 securities are included in the index.

** The inception date for each Index is December 31, 1996.

24                                       SEI INVESTMENTS / PROSPECTUS

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS I SHARES
------------------------------------------------------------------
Investment Advisory Fees                                     0.10%
------------------------------------------------------------------
Distribution (12b-1) Fees                                     None
------------------------------------------------------------------
Other Expenses                                               0.51%*
------------------------------------------------------------------
------------------------------------------------------------------
  Total Annual Fund Operating Expenses                       0.61%**
------------------------------------------------------------------

* Other expenses are based on estimated amounts for the current fiscal year.

** The Fund's total actual annual fund operating expenses for the most recent fiscal year are expected to be less than the amount shown above because the Adviser, Administrator, and/or Distributor are each waiving a portion of the fees in order to keep total operating expenses at a specified level. The Adviser, Administrator, and/or Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:

Diversified Global Stock Fund -- Class I Shares     0.37%
---------------------------------------------------------

For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

The expenses set forth above do not reflect the costs of the Underlying SEI Funds borne by the Fund. As of December 31, 2000, the Fund's indirect expenses based on its investments in Underlying SEI Funds were 1.07%. These expenses are described in more detail in "Information about the Underlying SEI Funds."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, that Fund expenses remain the same, and that you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs (excluding the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
Diversified Global Stock Fund
  -- Class I Shares             $   62  $   195  $   340  $    762
------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       25

DIVERSIFIED U.S. STOCK FUND
------------------------------------------------------------------------------

FUND SUMMARY

  INVESTMENT GOAL:           Long-term capital appreciation

  SHARE PRICE VOLATILITY:    High

  PRINCIPAL INVESTMENT       Investing in a combination of Underlying
    STRATEGY:                SEI Funds that invest in U.S. common
                             stocks and other equity securities

--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Diversified U.S. Stock Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Each of the Underlying SEI Funds is managed by one or more specialist Sub-Advisers under the supervision of SIMC.

At least 80% of the Fund's assets will be invested in Underlying SEI Funds that invest in U.S. common stocks and other equity securities. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                                INVESTMENT RANGE
FUND/ASSET CLASS                               (PERCENTAGE OF THE FUND'S ASSETS)
--------------------------------------------------------------------------------

EQUITY                                                                   80-100%
    SIMT Large Cap Growth
    SIMT Large Cap Value
    SIMT Small Cap Growth
    SIMT Small Cap Value

MONEY MARKET                                                               0-20%
    SLAT Prime Obligation

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them. Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully. For example, weighting Underlying SEI Funds that invest in small capitalization stocks too heavily during certain periods of time might result in higher volatility. Conversely, investing too heavily in Underlying SEI Funds that invest in large capitalization stocks during a period of market appreciation for smaller companies may result in lower total return. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

26                                       SEI INVESTMENTS / PROSPECTUS

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Since Class I Shares are invested in the same portfolio of securities, returns for Class I Shares will be substantially similar to those of the Class A Shares, shown here, and will differ only to the extent that Class A Shares have lower expenses. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart show changes in the performance of the Fund's Class A Shares from year to year for four years. The performance information shown is based on full calendar years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1997  32.67%
1998  20.24%
1999  20.21%
2000  -8.01%

BEST QUARTER: 22.43% (12/31/98)

WORST QUARTER: -14.04% (9/30/98)

* The Fund's Class A total return from January 1, 2001, to June 30, 2001, was -7.74%.

This table compares the Fund's average annual total returns for Class A Shares for the periods ending December 31, 2000, to those of the Wilshire 5000 Index.

                                                       SINCE
                                                   INCEPTION
CLASS A SHARES                             1 YEAR  (5/13/96)
------------------------------------------------------------
Diversified U.S. Stock Fund                -8.01%    15.79%
------------------------------------------------------------
Wilshire 5000 Index*                      -10.87%    15.63%**
------------------------------------------------------------

* An index measures the market price of a specific group of securities in a particular market of securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Wilshire 5000 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of equity securities issued by all companies with headquarters located in the U.S. and with readily available price data. Approximately 7,000 securities are included in the index.

** The inception date for the Index is May 31, 1996.

SEI INVESTMENTS / PROSPECTUS                                       27

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS I SHARES
------------------------------------------------------------------
Investment Advisory Fees                                     0.10%
------------------------------------------------------------------
Distribution (12b-1) Fees                                     None
------------------------------------------------------------------
Other Expenses                                               0.54%*
------------------------------------------------------------------
------------------------------------------------------------------
  Total Annual Fund Operating Expenses                       0.64%**
------------------------------------------------------------------

* Other expenses are based on estimated amounts for the current fiscal year.

** The Fund's total actual annual fund operating expenses for the most recent fiscal year are expected to be less than the amount shown above because the Adviser, Administrator, and/or Distributor are each waiving a portion of the fees in order to keep total operating expenses at a specified level. The Adviser, Administrator, and/or Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:

Diversified U.S. Stock Fund -- Class I Shares       0.37%
---------------------------------------------------------

For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

The expenses set forth above do not reflect the costs of the Underlying SEI Funds borne by the Fund. As of December 31, 2000, the Fund's indirect expenses based on its investments in Underlying SEI Funds were 0.87%. These expenses are described in more detail in "Information about the Underlying SEI Funds."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, that Fund expenses remain the same, and that you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs (excluding the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
Diversified U.S. Stock Fund --
  Class I Shares                $   65  $   205  $   357  $    798
------------------------------------------------------------------

28                                       SEI INVESTMENTS / PROSPECTUS

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds' primary strategies, and the Funds will normally invest at least 90% of their assets in the Underlying SEI Funds within the percentage ranges set forth for each asset class. However, the Funds also may use other strategies and engage in other investment practices, which are described in detail in the Funds' Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Funds may invest up to 100% of their assets in short-term obligations, cash or cash equivalents that would not ordinarily be consistent with each Fund's objective. The Funds will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, there is no guarantee that any Fund will achieve its investment goal.

INFORMATION ABOUT THE UNDERLYING SEI FUNDS

The Funds will invest in the following Underlying SEI Funds. However, SIMC may, in accordance with the Funds' investment objectives and policies, select additional Underlying SEI Funds for investment.

The chart below sets forth the expense ratios, after fee waivers, for each of the Underlying SEI Funds in which the Funds will invest (based on information as of May 31, 2001).

UNDERLYING SEI FUND:                                 EXPENSE RATIO:
-------------------------------------------------------------------
SIMT Large Cap Value Fund                                     0.85%
-------------------------------------------------------------------
SIMT Large Cap Growth Fund                                    0.85%
-------------------------------------------------------------------
SIMT Small Cap Value Fund                                     1.10%
-------------------------------------------------------------------
SIMT Small Cap Growth Fund                                    1.10%
-------------------------------------------------------------------
SIT International Equity Fund                                 1.28%
-------------------------------------------------------------------
SIT Emerging Markets Equity Fund                              1.95%
-------------------------------------------------------------------
SIMT Core Fixed Income Fund                                   0.60%
-------------------------------------------------------------------
SIMT High Yield Bond Fund                                     0.85%
-------------------------------------------------------------------
SIT International Fixed Income Fund                           1.00%
-------------------------------------------------------------------
SIT Emerging Markets Debt Fund                                1.35%
-------------------------------------------------------------------
SLAT Prime Obligation Fund                                    0.44%
-------------------------------------------------------------------

UNDERLYING U.S. EQUITY FUNDS

SIMT LARGE CAP VALUE FUND: The SIMT Large Cap Value Fund seeks long-term growth of capital and income by investing primarily in common stocks of U.S. companies with market capitalizations of more than $1 billion. The Fund uses a multi-manager approach, relying on a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes are undervalued in light of such fundamental characteristics as earnings, book value or return on equity. Deutsche Asset Management, Inc., LSV Asset Management, Iridian Asset Management LLC, and Sanford C. Bernstein & Co., LLC serve as Sub-Advisers to the SIMT Large Cap Value Fund.

SEI INVESTMENTS / PROSPECTUS                                       29

SIMT LARGE CAP GROWTH FUND: The SIMT Large Cap Growth Fund seeks capital appreciation by investing primarily in common stocks of U.S. companies with market capitalizations of more than $1 billion. The Fund uses a multi-manager approach, relying on a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes have significant growth potential in light of such characteristics as revenue and earnings growth and positive earnings surprises. Alliance Capital Management L.P., Duncan-Hurst Capital Management, Peregrine Capital Management, and Transamerica Investment Management, LLC serve as Sub-Advisers to the SIMT Large Cap Growth Fund.

SIMT SMALL CAP VALUE FUND: The SIMT Small Cap Value Fund seeks capital appreciation by investing primarily in common stocks of U.S. companies with market capitalizations of less than $2 billion. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes are undervalued in light of such fundamental characteristics as earnings, book value or return on equity. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. Artisan Partners Limited Partnership, Chartwell Investment Partners, David J. Greene and Company, LLC, LSV Asset Management, Security Capital Research & Management Incorporated, and Sterling Capital Management serve as Sub-Advisers to the SIMT Small Cap Value Fund.

SIMT SMALL CAP GROWTH FUND: The SIMT Small Cap Growth Fund seeks long-term capital appreciation by investing primarily in common stocks of U.S. companies with market capitalizations of less than $2 billion. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes have significant growth potential in light of such characteristics as revenue and earnings growth and positive earnings surprises. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. Mazama Capital Management, LLC, McKinley Capital Management, Inc., Nicholas-Applegate Capital Management, RS Investment Management, L.P., Sawgrass Asset Management, LLC and Wall Street Associates serve as Sub-Advisers to the SIMT Small Cap Growth Fund.

UNDERLYING INTERNATIONAL EQUITY FUNDS

SIT INTERNATIONAL EQUITY FUND: The SIT International Equity Fund seeks capital appreciation by investing primarily in common stocks and other equity securities of issuers located in at least three countries other than the United States. The Fund primarily invests in companies located in developed countries, but may also invest in companies located in emerging markets. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. BlackRock International, Ltd., Capital Guardian Trust Company, J.F. International Management Inc., Martin Currie Inc., Morgan Stanley Investment Management Inc. and Oechsle International Advisors, LLC, serve as Sub-Advisers to the SIT International Equity Fund.

SIT EMERGING MARKETS EQUITY FUND: The SIT Emerging Markets Equity Fund seeks capital appreciation by investing primarily in common stocks and other equity securities of foreign companies located in emerging market countries. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. The Boston Company Asset Management, LLC, Morgan Stanley Investment Management Inc., Schroder Investment Management, North America Inc., SG Pacific Asset Management, Inc. and SGY Asset Management (Singapore) Ltd. serve as Sub-Advisers to the SIT Emerging Markets Equity Fund.

30                                       SEI INVESTMENTS / PROSPECTUS

UNDERLYING U.S. FIXED INCOME FUNDS

SIMT CORE FIXED INCOME FUND: The SIMT Core Fixed Income Fund seeks current income and preservation of capital by investing primarily in investment grade U.S. corporate and government fixed income securities, including mortgage-backed securities. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. Sub-Advisers are selected for their expertise in managing various kinds of fixed income securities, and each Sub-Adviser makes investment decisions based on an analysis of yield trends, credit ratings and other factors in accordance with its particular discipline. While each Sub-Adviser chooses securities of different types and maturities, the Fund in the aggregate will generally have a dollar-weighted average duration that is consistent with that of the broad U.S. fixed income market (currently 4.9 years). Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. BlackRock Financial Management, Inc., Robert W. Baird & Co., Inc. and Western Asset Management Company serve as Sub-Advisers to the SIMT Core Fixed Income Fund.

SIMT HIGH YIELD BOND FUND: The SIMT High Yield Bond Fund seeks total return by investing primarily in fixed income securities rated below investment grade (junk bonds), including corporate bonds and debentures, convertible and preferred securities, and zero coupon obligations. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. In managing the Fund's assets, the Sub-Advisers select securities that offer a high current yield as well as total return potential. The Fund's securities are diversified as to issuers and industries. The Fund's average weighted maturity may vary, and will generally not exceed 10 years. There is no limit on the maturity or on the credit quality of any security. Credit Suisse Asset Management LLC, Nomura Corporate Research and Asset Management Inc., Nicholas Applegate Capital Management and Shenkman Capital Management serve as Sub-Advisers to the SIMT High Yield Bond Fund.

UNDERLYING INTERNATIONAL FIXED INCOME FUNDS

SIT INTERNATIONAL FIXED INCOME FUND: The SIT International Fixed Income Fund seeks capital appreciation and current income by investing primarily in foreign government and corporate fixed income securities, as well as foreign mortgage-backed securities of issuers located in at least three countries other than the United States. In selecting investments for the Fund, the Adviser chooses investment grade securities issued by corporations and governments located in various developed foreign countries, looking for opportunities for capital appreciation and gain, as well as current income. The Fund's portfolio is not hedged against currency fluctuations relative to the U.S. dollar. There are no restrictions on the Fund's average portfolio maturity or on the maturity of any specific security. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. Strategic Fixed Income, LLC serves as Adviser to the SIT International Fixed Income Fund.

SIT EMERGING MARKETS DEBT FUND: The SIT Emerging Markets Debt Fund seeks total return by investing primarily in U.S. dollar denominated debt securities of government, government-related and corporate issuers in emerging market countries, as well as entities organized to restructure the outstanding debt of such issuers. The Sub-Adviser will spread the Fund's holdings across a number of countries and industries to limit its exposure to a single emerging market economy. There are no restrictions on the Fund's average portfolio maturity, or on the maturity of any specific security. There is no minimum rating standard for the Fund's securities and the Fund's securities will generally be in the lower or lowest rating categories (including those below investment grade, commonly referred to as "junk bonds"). Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. Salomon Brothers Asset Management Inc serves as Sub-Adviser to the SIT Emerging Markets Debt Fund.

SEI INVESTMENTS / PROSPECTUS                                       31

UNDERLYING MONEY MARKET FUND

SLAT PRIME OBLIGATION FUND: The SLAT Prime Obligation Fund seeks to preserve principal and maintain liquidity while providing current income by investing exclusively in high quality short-term money market instruments, including commercial paper, certificates of deposit, short-term obligations issued by U.S. corporations and state and local governments, U.S. Treasury Obligations and repurchase agreements. The Fund may only purchase securities with a remaining maturity of 365 days or less and will maintain a dollar-weighted average portfolio maturity of 90 days or less. Wellington Management Company, LLP serves as Adviser to the SLAT Prime Obligation Fund.

RISKS OF INVESTING IN THE UNDERLYING SEI FUNDS

The following sections describe some of the risks associated with certain of the Underlying SEI Funds.

INTERNATIONAL INVESTING RISK: A number of the Underlying SEI Funds invest in foreign securities. Investing in foreign countries poses distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. In the case of foreign fixed income securities, price fluctuations will reflect international, economic and political events, as well as changes in currency valuations relative to the U.S. dollar. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. The foreign sovereign debt securities and "Brady Bonds" that some Underlying SEI Funds purchase involve specific risks, including the risk that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their sovereign debt, which may require holders of such sovereign debt to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

JUNK BOND RISK: Certain Underlying SEI Funds invest in securities rated below investment grade (junk bonds). Junk bonds involve greater risks of default or downgrade, and involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. The volatility of junk bonds and certain foreign sovereign debt obligations is even greater since the prospects for repayment of principal and interest of many of these securities is speculative. Some may even be in default. As an incentive to invest in these risky securities, they tend to offer higher returns.

MORTGAGE-BACKED SECURITIES: Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may

32                                       SEI INVESTMENTS / PROSPECTUS

not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.

NON-DIVERSIFICATION RISK: Certain Underlying SEI Funds are non-diversified, which means that they may invest in the securities of relatively few issuers. As a result, these Funds may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

SMALL CAPITALIZATION RISK: Certain Underlying SEI Funds invest in stocks of small capitalization companies. The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange and may or may not pay dividends.

INVESTMENT ADVISER

SIMC makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program. SIMC, an SEC-registered adviser, serves as the Adviser to each Fund. As of June 30, 2001, SIMC had approximately $45.5 billion in assets under management. For the fiscal year ended March 31, 2001, SIMC waived its entire advisory fee.

In addition to serving as Adviser to the Funds, SIMC is Adviser to most of the Underlying SEI Funds, and oversees one or more Sub-Advisers for those Funds. SIMC acts as the manager of managers of these Underlying SEI Funds, and is responsible for the investment performance of these Underlying SEI Funds, since it allocates each Underlying SEI Fund's assets to one or more Sub-Advisers and recommends hiring or changing Sub-Advisers to the Board of Trustees of the Underlying SEI Funds.

The Funds are managed by a team of investment professionals from SIMC. No one person is primarily responsible for making asset allocation decision recommendations to the team.

SEI INVESTMENTS / PROSPECTUS                                       33

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange Class I Shares of the Funds. Class I Shares are offered to tax-advantaged and other retirement accounts. If you are investing in a Fund through a 401(k) or other retirement plan, you should contact your plan sponsor for the services and procedures which pertain to your account.
--------------------------------------------------------------------------------

HOW TO PURCHASE FUND SHARES

You may purchase shares on any day that the New York Stock Exchange is open for business (a Business Day). However, Fund shares cannot be purchased by Federal Reserve wire on Federal holidays on which wire transfers are restricted.

Financial institutions and intermediaries may purchase Class I Shares by placing orders with the Funds' Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the day after the order is placed. The Funds reserve the right to refuse any purchase requests, particularly those that would not be in the best interests of the Funds or their shareholders and could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Funds' view, are likely to engage in excessive trading (usually defined as more than four transactions out of a Fund within a calendar year).

When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Funds), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Funds.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These requests are normally executed at the net asset value (NAV) next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

Investors who deal directly with a financial institution or financial intermediary will have to follow the institution's or intermediary's procedures for transacting with the Funds. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.

Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time). So, for you to receive the current Business Day's NAV, generally the Funds (or an authorized intermediary) must receive your purchase order in proper form before 4:00 p.m. Eastern time. The Funds will not accept orders that request a particular day or price for the transaction or any other special conditions.

HOW THE FUNDS CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

In calculating NAV, each Fund generally values its investment portfolio at market price and shares of the Underlying SEI Funds at their NAV. If market prices are unavailable or a Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

Some Underlying SEI Funds hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Underlying SEI Funds do not calculate NAV. As a result, the market value of these Underlying SEI Funds' investments may change on days when you cannot purchase or sell Fund shares.

34                                       SEI INVESTMENTS / PROSPECTUS

MINIMUM PURCHASES

To purchase Class I Shares for the first time, you must invest at least $100,000 in any Fund. Your subsequent investments in any Fund must be made in amounts of at least $1,000. A Fund may accept investments of smaller amounts at its discretion.
--------------------------------------------------------------------------------

HOW TO SELL YOUR FUND SHARES

If you hold Class I Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge you a fee for its services. The sale price of each share will be the next NAV determined after the Fund (or its authorized intermediary) receives your request. For IRA or other tax-deferred accounts, there are tax penalties for early withdrawal. For more information, see the SAI.

RECEIVING YOUR MONEY

Normally, the Funds will make payment on your sale of shares on the Business Day following the day on which they receive your request, but it may take up to seven days. Your proceeds can be wired to your bank account.

REDEMPTIONS IN KIND

The Funds generally pay sale proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the Funds' SAI.
--------------------------------------------------------------------------------

HOW TO EXCHANGE YOUR SHARES

You may exchange Class I Shares of any Fund for Class I Shares of any other Fund on any Business Day by contacting the Funds directly by mail or telephone. You may also exchange shares through your financial institution by mail or telephone. Your broker or institution may charge you a fee for its services. This exchange privilege may be changed or canceled at any time upon 60 days'notice. When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Funds' receive your exchange request.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. The Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Funds follow these procedures, the Funds will not be responsible for any losses or costs incurred by following telephone instructions that the Funds reasonably believe to be genuine.

SEI INVESTMENTS / PROSPECTUS                                       35

DIVIDENDS, DISTRIBUTIONS AND TAXES

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds. SIDCo. receives no compensation for distributing the Funds' shares.

For Class I Shares, administrative servicing fees, as a percentage of average daily net assets, may be up to 0.25%.

DIVIDENDS AND DISTRIBUTIONS

Substantially all of the net investment income (exclusive of capital gain) of each Fund is periodically declared and paid as a dividend. Capital gains, if any, are distributed at least annually.

If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Funds in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Funds receive your written notice. To cancel your election, simply send the Funds written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Tax-advantaged and other retirement accounts generally will not be subject to federal taxation on income and capital gain distributions until you begin receiving distributions from your retirement account. You should consult your tax adviser regarding the rules governing your own retirement plan.

Each Fund will distribute substantially all of its net investment income and net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Each sale or exchange of Fund shares is a taxable event. For tax purposes, an exchange of your Fund shares for shares of a different Fund is the same as a sale.

MORE INFORMATION ABOUT TAXES IS IN THE FUNDS' SAI.

36                                       SEI INVESTMENTS / PROSPECTUS

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Class I Shares of each Fund. Since Class I Shares are invested in the same portfolio of securities, returns for Class I Shares will be substantially similar to those of the Class A Shares, shown here, and will differ only to the extent that Class A Shares have lower expenses. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

This information has been audited by PricewaterhouseCoopers LLP, independent public accountants. Their report, along with each Fund's financial statements, appears in the annual report that accompanies the Funds' SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

SEI ASSET ALLOCATION TRUST

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS ENDED MARCH 31,

                                                                    Net
                                                                  Realized
                                                                    and
                                                                 Unrealized                                 Net
                                          Net Asset     Net        Gains     Distributions                 Asset
                                            Value    Investment   (Losses)     from Net     Distributions  Value
                                          Beginning   Income/        on       Investment    from Capital   End of  Total
                                          of Period    (Loss)    Securities     Income          Gains      Period  Return
-------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSERVATIVE INCOME FUND
-------------------------------------------------------------------------------------------------------------------------

CLASS A**
-------------------------------------------------------------------------------------------------------------------------
 2001                                      $11.74      $0.52       $(0.41)      $(0.54)        $(0.35)     $10.96    0.92%
-------------------------------------------------------------------------------------------------------------------------
 2000**                                     11.60       0.49         0.34        (0.54)         (0.15)      11.74    7.53
-------------------------------------------------------------------------------------------------------------------------
 1999**                                     11.76       0.56         0.26        (0.45)         (0.53)      11.60    7.22
-------------------------------------------------------------------------------------------------------------------------
 1998**                                     10.55       0.50         1.46        (0.44)         (0.31)      11.76   19.16
-------------------------------------------------------------------------------------------------------------------------
 1997(1)**                                  10.12       0.37         0.27        (0.21)            --       10.55    6.35*
-------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSERVATIVE FUND
-------------------------------------------------------------------------------------------------------------------------

CLASS A**
-------------------------------------------------------------------------------------------------------------------------
 2001                                      $11.75      $0.33       $(1.10)      $(0.34)        $(0.48)     $10.16   (6.95)%
-------------------------------------------------------------------------------------------------------------------------
 2000**                                     11.42       0.34         0.76        (0.53)         (0.24)      11.75   10.05
-------------------------------------------------------------------------------------------------------------------------
 1999**                                     11.31       0.50         0.48        (0.29)         (0.58)      11.42    8.92
-------------------------------------------------------------------------------------------------------------------------
 1998**                                      9.62       0.33         1.78        (0.27)         (0.15)      11.31   22.35
-------------------------------------------------------------------------------------------------------------------------
 1997(2)**                                   9.26       0.26         0.35        (0.18)         (0.07)       9.62    6.54*
-------------------------------------------------------------------------------------------------------------------------

                                                                                               Ratio of Net
                                                                   Ratio of      Ratio of       Investment
                                                                     Net       Expenses to    Income/(Loss)
                                                                  Investment   Average Net    to Average Net
                                          Net Assets   Ratio of    Income/        Assets          Assets
                                            End of     Expenses   (Loss) to     (Excluding      (Excluding    Portfolio
                                            Period    to Average   Average     Waivers and     Waivers and    Turnover
                                            (000)     Net Assets  Net Assets  Reimbursement)  Reimbursement)    Rate
----------------------------------------
DIVERSIFIED CONSERVATIVE INCOME FUND
----------------------------------------
CLASS A**
----------------------------------------
 2001                                       $35,729      0.12%       4.68%         0.40%           4.40%          26%
----------------------------------------
 2000**                                      30,969      0.12        4.27          0.41            3.98           32
----------------------------------------
 1999**                                      21,973      0.12        4.02          0.45            3.69           63
----------------------------------------
 1998**                                      13,862      0.12        4.37          1.01            3.48           52
----------------------------------------
 1997(1)**                                    2,983      0.12        4.38          3.65+           0.85+          27
----------------------------------------
DIVERSIFIED CONSERVATIVE FUND
----------------------------------------
CLASS A**
----------------------------------------
 2001                                       $45,372      0.12%       2.97%         0.41%           2.68%          21%
----------------------------------------
 2000**                                      45,363      0.12        2.96          0.45            2.63           27
----------------------------------------
 1999**                                      40,304      0.12        3.42          0.45            3.09           30
----------------------------------------
 1998**                                      22,125      0.12        3.12          0.81            2.43           24
----------------------------------------
 1997(2)**                                    5,989      0.12        3.56          2.75+           0.93+          65
----------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       37

                                                                    Net
                                                                  Realized
                                                                    and
                                                                 Unrealized                                 Net
                                          Net Asset     Net        Gains     Distributions                 Asset
                                            Value    Investment   (Losses)     from Net     Distributions  Value
                                          Beginning   Income/        on       Investment    from Capital   End of  Total
                                          of Period    (Loss)    Securities     Income          Gains      Period  Return
-------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED GLOBAL MODERATE GROWTH FUND
-------------------------------------------------------------------------------------------------------------------------

CLASS A**
-------------------------------------------------------------------------------------------------------------------------
 2001                                      $13.61      $0.32       $(2.30)      $(0.32)        $(0.74)     $10.57  (15.19)%
-------------------------------------------------------------------------------------------------------------------------
 2000**                                     12.14       0.31         1.81        (0.45)         (0.20)      13.61   18.04
-------------------------------------------------------------------------------------------------------------------------
 1999**                                     12.49       0.40         0.12        (0.25)         (0.62)      12.14    4.63
-------------------------------------------------------------------------------------------------------------------------
 1998**                                     10.15       0.31         2.28        (0.19)         (0.06)      12.49   25.68
-------------------------------------------------------------------------------------------------------------------------
 1997(3)**                                  10.00       0.06         0.14        (0.05)            --       10.15    1.96*
-------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED MODERATE GROWTH FUND
-------------------------------------------------------------------------------------------------------------------------

CLASS A**
-------------------------------------------------------------------------------------------------------------------------
 2001                                      $14.47      $0.28       $(2.23)      $(0.29)        $(0.48)     $11.75  (13.95)%
-------------------------------------------------------------------------------------------------------------------------
 2000**                                     13.18       0.28         1.64        (0.35)         (0.28)      14.47   14.99
-------------------------------------------------------------------------------------------------------------------------
 1999**                                     13.22       0.32         0.79        (0.23)         (0.92)      13.18    8.87
-------------------------------------------------------------------------------------------------------------------------
 1998**                                     10.74       0.29         2.76        (0.25)         (0.32)      13.22   29.08
-------------------------------------------------------------------------------------------------------------------------
 1997(4)**                                  10.19       0.23         0.50        (0.16)         (0.02)      10.74    7.12*
-------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED GLOBAL GROWTH FUND
-------------------------------------------------------------------------------------------------------------------------

CLASS A**
-------------------------------------------------------------------------------------------------------------------------
 2001                                      $15.42      $0.22       $(3.43)      $(0.22)        $(0.50)     $11.49  (21.41)%
-------------------------------------------------------------------------------------------------------------------------
 2000**                                     13.22       0.20         2.84        (0.33)         (0.51)      15.42   23.66
-------------------------------------------------------------------------------------------------------------------------
 1999**                                     13.64       0.29         0.27        (0.14)         (0.84)      13.22    4.63
-------------------------------------------------------------------------------------------------------------------------
 1998**                                     10.91       0.22         3.04        (0.19)         (0.34)      13.64   30.38
-------------------------------------------------------------------------------------------------------------------------
 1997(1)**                                  10.19       0.15         0.68        (0.10)         (0.01)      10.91    8.10*
-------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED GLOBAL STOCK FUND
-------------------------------------------------------------------------------------------------------------------------

CLASS A**
-------------------------------------------------------------------------------------------------------------------------
 2001                                      $16.00      $0.06       $(4.23)      $(0.06)        $(1.19)     $10.58  (27.19)%
-------------------------------------------------------------------------------------------------------------------------
 2000**                                     12.80       0.05         3.60        (0.13)         (0.32)      16.00   28.98
-------------------------------------------------------------------------------------------------------------------------
 1999**                                     13.28       0.12         0.36        (0.03)         (0.93)      12.80    4.22
-------------------------------------------------------------------------------------------------------------------------
 1998**                                     10.04       0.15         3.31        (0.09)         (0.13)      13.28   34.70
-------------------------------------------------------------------------------------------------------------------------
 1997(5)**                                  10.00       0.02         0.05        (0.03)            --       10.04    0.67*
-------------------------------------------------------------------------------------------------------------------------

                                                                                               Ratio of Net
                                                                   Ratio of      Ratio of       Investment
                                                                     Net       Expenses to    Income/(Loss)
                                                                  Investment   Average Net    to Average Net
                                          Net Assets   Ratio of    Income/        Assets          Assets
                                            End of     Expenses   (Loss) to     (Excluding      (Excluding    Portfolio
                                            Period    to Average   Average     Waivers and     Waivers and    Turnover
                                            (000)     Net Assets  Net Assets  Reimbursement)  Reimbursement)    Rate
----------------------------------------
DIVERSIFIED GLOBAL MODERATE GROWTH FUND
----------------------------------------
CLASS A**
----------------------------------------
 2001                                       $94,040      0.12%       2.61%         0.36%           2.37%          41%
----------------------------------------
 2000**                                      58,455      0.12        2.47          0.44            2.15           54
----------------------------------------
 1999**                                      24,010      0.12        2.76          0.49            2.39           34
----------------------------------------
 1998**                                      13,255      0.12        2.66          0.86            1.92           30
----------------------------------------
 1997(3)**                                       68      0.12        2.03         N/A++           N/A++            3
----------------------------------------
DIVERSIFIED MODERATE GROWTH FUND
----------------------------------------
CLASS A**
----------------------------------------
 2001                                      $226,820      0.12%       2.15%         0.38%           1.89%          19%
----------------------------------------
 2000**                                     191,484      0.12        2.08          0.38            1.82           16
----------------------------------------
 1999**                                     131,531      0.12        2.41          0.50            2.03           22
----------------------------------------
 1998**                                      50,677      0.12        2.39          0.74            1.77           20
----------------------------------------
 1997(4)**                                   15,440      0.12        2.64          1.45+           1.31+          22
----------------------------------------
DIVERSIFIED GLOBAL GROWTH FUND
----------------------------------------
CLASS A**
----------------------------------------
 2001                                      $145,719      0.12%       1.53%         0.38%           1.27%          14%
----------------------------------------
 2000**                                     125,893      0.12        1.40          0.45            1.07           17
----------------------------------------
 1999**                                      78,798      0.12        1.66          0.50            1.28           18
----------------------------------------
 1998**                                      57,012      0.12        1.76          0.72            1.16           15
----------------------------------------
 1997(1)**                                   16,049      0.12        1.74          1.53+           0.33+          13
----------------------------------------
DIVERSIFIED GLOBAL STOCK FUND
----------------------------------------
CLASS A**
----------------------------------------
 2001                                      $104,455      0.12%       0.46%         0.36%           0.22%          46%
----------------------------------------
 2000**                                      85,672      0.12        0.35          0.37            0.10           13
----------------------------------------
 1999**                                      37,987      0.12        0.58          0.50            0.20           30
----------------------------------------
 1998**                                      19,730      0.12        0.85          1.13           (0.16)          10
----------------------------------------
 1997(5)**                                    4,807      0.12        0.65          2.13+          (1.36)+         --
----------------------------------------

38                                       SEI INVESTMENTS / PROSPECTUS

                                                                    Net
                                                                  Realized
                                                                    and
                                                                 Unrealized                                 Net
                                          Net Asset     Net        Gains     Distributions                 Asset
                                            Value    Investment   (Losses)     from Net     Distributions  Value
                                          Beginning   Income/        on       Investment    from Capital   End of  Total
                                          of Period    (Loss)    Securities     Income          Gains      Period  Return
-------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED U.S. STOCK FUND
-------------------------------------------------------------------------------------------------------------------------

CLASS A**
-------------------------------------------------------------------------------------------------------------------------
 2001                                      $18.58      $0.09       $(4.55)      $(0.08)        $(0.81)     $13.23  (24.74)%
-------------------------------------------------------------------------------------------------------------------------
 2000**                                     15.70       0.07         3.35        (0.12)         (0.42)      18.58   22.15
-------------------------------------------------------------------------------------------------------------------------
 1999**                                     16.03       0.09         1.25        (0.03)         (1.64)      15.70    9.33
-------------------------------------------------------------------------------------------------------------------------
 1998**                                     11.38       0.08         5.53        (0.05)         (0.91)      16.03   50.40
-------------------------------------------------------------------------------------------------------------------------
 1997(6)**                                  10.27       0.07         1.09        (0.05)            --       11.38   11.33*
-------------------------------------------------------------------------------------------------------------------------

                                                                                               Ratio of Net
                                                                   Ratio of      Ratio of       Investment
                                                                     Net       Expenses to    Income/(Loss)
                                                                  Investment   Average Net    to Average Net
                                          Net Assets   Ratio of    Income/        Assets          Assets
                                            End of     Expenses   (Loss) to     (Excluding      (Excluding    Portfolio
                                            Period    to Average   Average     Waivers and     Waivers and    Turnover
                                            (000)     Net Assets  Net Assets  Reimbursement)  Reimbursement)    Rate
----------------------------------------
DIVERSIFIED U.S. STOCK FUND
----------------------------------------
CLASS A**
----------------------------------------
 2001                                      $104,377      0.12%       0.53%         0.39%           0.26%          19%
----------------------------------------
 2000**                                     105,229      0.12        0.43          0.41            0.14           12
----------------------------------------
 1999**                                      60,766      0.12        0.48          0.49            0.11           30
----------------------------------------
 1998**                                      25,357      0.12        0.57          0.80           (0.11)          21
----------------------------------------
 1997(6)**                                    9,065      0.12        0.72          1.84+          (1.00)+         28
----------------------------------------

+ Ratios reflect the impact of the initial low level of average net assets associated with commencement of operations.

++ Ratio is not meaningful due to low level of assets and because SEI Investments will bear all expenses exceeding specific limitations.

* Total return has not been annualized.

** Per share calculations were performed using average shares for each period.

(1) Commenced operations 6/13/96. All ratios for that period have been annualized.

(2) Commenced operations 6/26/96. All ratios for that period have been annualized.

(3) Commenced operations 12/13/96. All ratios for that period have been annualized.

(4) Commenced operations 6/10/96. All ratios for that period have been annualized.

(5) Commenced operations 12/9/96. All ratios for that period have been annualized.

(6) Commenced operations 5/13/96. All ratios for that period have been annualized.

Amounts designated as "--" are zero or have been rounded to zero.